Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Common Stock Subscribed	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Jul. 20, 2008
Beginning Balance, Shares at Jul. 20, 2008
Shares issued to Founders, Shares	23,998,500
Shares issued to Founders, Amount	240				240
Common stock subscribed, Shares
Common stock subscribed, Amount			24		24
Net Income (Loss)				(329,927)	(329,927)
Ending Balance, Amount at Dec. 31, 2008	240		24	(329,927)	(329,663)
Ending Balance, Shares at Dec. 31, 2008	23,998,500
Common stock issued for cash, Shares	262,500
Common stock issued for cash, Amount	3	20,622			20,625
Common stock subscribed for services and prepaid expenses, Shares
Common stock subscribed for services and prepaid expenses, Amount			127,000		127,000
Common stock issued for discount on convertible notes payable, Shares	249,500
Common stock issued for discount on convertible notes payable, Amount	2	27,887			27,889
Intrinsic value of beneficial conversion feature of convertible notes payable		22,611			22,611
Net Income (Loss)				(209,143)	(209,143)
Ending Balance, Amount at Dec. 31, 2009	245	71,120	127,024	(539,070)	(340,681)
Ending Balance, Shares at Dec. 31, 2009	24,510,500
Common stock issued for discount on convertible notes payable, Shares	200,000
Common stock issued for discount on convertible notes payable, Amount	2	22,220			22,222
Intrinsic value of beneficial conversion feature of convertible notes payable		17,778			17,778
Common stock surrendered and cancelled, Shares	(10,800,000)
Common stock surrendered and cancelled, Amount	(108)	108
Common stock issued for repayment of notes payable and accrued interest, Shares	535,880
Common stock issued for repayment of notes payable and accrued interest, Amount	5	133,701			133,706
Net Income (Loss)				(182,956)	(182,956)
Ending Balance, Amount at Dec. 31, 2010	144	244,927	127,024	(722,026)	(349,931)
Ending Balance, Shares at Dec. 31, 2010	14,446,380
Common stock issued for cash, Shares	219,000
Common stock issued for cash, Amount	2	39,748			39,750
Common stock subscribed for services and prepaid expenses, Shares	25,000
Common stock subscribed for services and prepaid expenses, Amount		6,250			6,250
Common stock issued for repayment of notes payable and accrued interest, Shares	64,000
Common stock issued for repayment of notes payable and accrued interest, Amount	1	13,377			13,378
Net Income (Loss)				(135,677)	(135,677)
Ending Balance, Amount at Dec. 31, 2011	148	331,211	127,024	(857,703)	(399,320)
Ending Balance, Shares at Dec. 31, 2011	14,863,130				14,863,130
Common stock issued for cash, Shares	30,000
Common stock issued for cash, Amount	1	7,499			7,500
Common stock subscribed for services and prepaid expenses, Shares
Common stock subscribed for services and prepaid expenses, Amount
Common stock issued for discount on convertible notes payable, Amount
Net Income (Loss)					(67,751)
Ending Balance, Amount at Dec. 31, 2012	149	338,710	127,024	(925,454)	(459,571)
Ending Balance, Shares at Dec. 31, 2012	14,893,130				14,893,130
Common stock issued for cash, Shares	13,493,244
Common stock issued for cash, Amount	135	126,889	(127,024)		0
Common stock subscribed for services and prepaid expenses, Shares
Common stock subscribed for services and prepaid expenses, Amount	2,912,196
Common stock issued for discount on convertible notes payable, Shares	29	7,971			8,000
Common stock issued for discount on convertible notes payable, Amount					8,000
Net Income (Loss)					(34,974)
Ending Balance, Amount at May. 31, 2013	$ 313	$ 473,570		$ 960,428	$ (486,545)
Ending Balance, Shares at May. 31, 2013	31,298,570				14,893,130